UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 1, 2016 to November 30, 2016

Commission File Number of issuing entity: 333-201235-01

Central Index Key Number of issuing entity: 0001630924

Capital Auto Receivables Asset Trust 2015-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-201235

Central Index Key Number of depositor: 0000893958

Capital Auto Receivables LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000040729

Ally Financial Inc.
(Exact name of sponsor as specified in its charter)

Elliot Kahan
(866) 710-4623
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE	47-6671313
(State or other jurisdiction of incorporation or organization of the	(I.R.S. Employer Identification No.)
issuing entity)

Capital Auto Receivables LLC	48226
500 Woodward Avenue, Detroit, Michigan	(Zip Code)
(Address of principal executive offices of the issuing entity)

(866) 710-4623
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Class A-1a			X
Class A-1b			X
Class A-2			X
Class A-3			X
Class A-4			X
Class B			X
Class C			X
Class D			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Securityholder.

Item 1121(c) of Regulation AB.  Repurchases and Replacements
No activity to report for the Monthly Period from November 1, 2016 to November 30, 2016 as required by Item 1121(c) of Regulation AB.
Date of most recent Form ABS-15G: February 10, 2016
Central Index Key (CIK) of Securitizer: 0000893958

Item 1A. Asset-Level Information
Not Applicable.

Item 1B. Asset Representations Reviewer and Investor Communication
Not Applicable.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds

On November 8, 2016, Capital Auto Receivables LLC (the “Depositor”), sold the Class E Fixed Rate Asset-Backed Notes with a principal balance of $66,350,000 (the “Class E Notes”) issued by Capital Auto Receivables Asset Trust 2015-1 (the “Issuing Entity”), pursuant to the terms of a Note Purchase Agreement, dated as of November 3, 2016, between CARI and a Qualified Institutional Buyer within the meaning of Rule 144A of the Securities Act.  The Class E Notes were sold in reliance on the exemption from registration under Section 4(a)(2) of the United States Securities Act of 1933. The Class E Notes were originally issued by the Issuing Entity pursuant to an Indenture, dated as of January 28, 2015, between the Issuing Entity and Deutsche Bank Trust Company Americas, as indenture trustee.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Change in Sponsor Interest in the Securities

Please see the disclosure provided with respect to Item 3, Sales of Securities and Use of Proceeds, of this Form 10-D.

Item 8. Significant Enhancement Provider Information
None.

Item 9. Other Information
None.

Item 10. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from November 1, 2016 to November 30, 2016

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Capital Auto Receivables Asset Trust 2015-1
(Issuing Entity)

by: Ally Financial Inc.
(Servicer, not in its individual capacity but
solely as Servicer on behalf of the Issuing Entity)

/s/ David J DeBrunner
David J DeBrunner,
Vice President, Controller
and Chief Accounting Officer

Date: December 29, 2016

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from November 1, 2016 to November 30, 2016